DEBT AND FINANCE LEASE LIABILITIES - Schedule of Debt and Finance lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current:
Finance lease liabilities	$ 367	$ 140
Debt and finance lease liabilities, current	61,675	140
Non-current:
Finance lease liabilities	818	408
Long-term debt and finance lease liabilities, net of current portion	290,128	25,047
Financing obligation
Non-current:
Long-term debt	50,359	0
Notes Payable, Other Payables
Non-current:
Long-term debt	39,165	24,639
5% Senior Convertible Notes | Convertible Notes Payable
Current:
Current maturities of long-term debt	50,000	0
Promissory notes | Notes Payable, Other Payables
Current:
Current maturities of long-term debt	9,309	0
Insurance premium financing | Notes Payable, Other Payables
Current:
Current maturities of long-term debt	1,999	0
Toggle Senior Unsecured Convertible Notes | Convertible Notes Payable
Non-current:
Long-term debt	$ 199,786	$ 0